Revenue - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 1,815,672	$ 1,945,391	$ 1,728,488
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue for the years ended December 31, 2020, 2019 and 2018, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	543,408	—	127,598	—	17,152	—	688,158
Voyage charters	38,687	—	741,804	—	—	—	780,491
FPSO contracts	—	—	—	108,952	—	—	108,952
Management fees and other	9,008	—	17,032	—	212,031	—	238,071
	591,103	—	886,434	108,952	229,183	—	1,815,672

	Year Ended December 31, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	533,294	6,742	17,495	—	33,961	(11,562)	579,930
Voyage charters	36,351	—	881,603	—	—	—	917,954
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	210,816	—	—	210,816
Management fees and other	6,482	—	44,819	—	169,029	(2,026)	218,304
	594,514	6,742	943,917	210,816	202,990	(13,588)	1,945,391

	Year Ended December 31, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conven-tional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	420,262	17,405	59,976	—	33,737	(9,418)	521,962
Voyage charters	23,922	14,591	671,928	—	—	—	710,441
Bareboat charters	23,820	—	—	—	—	729	24,549
FPSO contracts	—	—	—	261,736	—	—	261,736
Management fees and other	10,435	327	44,589	—	156,186	(1,737)	209,800
	478,439	32,323	776,493	261,736	189,923	(10,426)	1,728,488

Time charters
Disaggregation of Revenue [Line Items]
Revenues	$ 688,158	579,930	521,962
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	780,491	917,954	710,441
Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		18,387	24,549
FPSO
Disaggregation of Revenue [Line Items]
Revenues	108,952	210,816	261,736
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	238,071	218,304	209,800
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	1,450,742	1,554,883	1,322,259
Sales-type and Direct Financing Leases, Interest Income	51,378	51,676	41,963
Operating Lease, Variable Lease Income	49,099	50,024	39,233
Operating Lease, Variable Lease Income, Other	5,218	48,813	96,679
Lease income	1,556,437	1,705,396	1,500,134
Non-lease revenue
Disaggregation of Revenue [Line Items]
Revenues	259,235	239,995	228,354
Non-lease Component [Member]
Disaggregation of Revenue [Line Items]
Revenues	21,164	21,691	18,554
Operating Segments | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues	591,103	601,256	510,762
Operating Segments | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	591,103	594,514	478,439
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	543,408	533,294	420,262
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	38,687	36,351	23,922
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		18,387	23,820
Operating Segments | Teekay LNG | Liquefied Gas Carriers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Liquefied Gas Carriers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	9,008	6,482	10,435
Operating Segments | Teekay LNG | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	0	6,742	32,323
Operating Segments | Teekay LNG | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	6,742	17,405
Operating Segments | Teekay LNG | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	14,591
Operating Segments | Teekay LNG | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay LNG | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay LNG | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	327
Operating Segments | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	886,434	943,917	776,493
Operating Segments | Teekay Tankers | Conventional Tankers | Time charters
Disaggregation of Revenue [Line Items]
Revenues	127,598	17,495	59,976
Operating Segments | Teekay Tankers | Conventional Tankers | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	741,804	881,603	671,928
Operating Segments | Teekay Tankers | Conventional Tankers | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Tankers | Conventional Tankers | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Tankers | Conventional Tankers | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	17,032	44,819	44,589
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	338,135	413,806	451,659
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	108,952	210,816	261,736
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO
Disaggregation of Revenue [Line Items]
Revenues	108,952	210,816	261,736
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenues	229,183	202,990	189,923
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues	17,152	33,961	33,737
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Other | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	0
Operating Segments | Teekay Parent | Other | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	212,031	169,029	156,186
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenues	0	(13,588)	(10,426)
Intersegment Eliminations | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	(11,562)	(9,418)
Intersegment Eliminations | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Bareboat charters
Disaggregation of Revenue [Line Items]
Revenues		0	729
Intersegment Eliminations | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Intersegment Eliminations | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	(2,026)	(1,737)
Intersegment Eliminations | Teekay LNG | Liquefied Gas Carriers
Disaggregation of Revenue [Line Items]
Revenues	0	11,562	9,418
Intersegment Eliminations | Teekay Tankers | Conventional Tankers
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ (1,979)	$ (1,689)